Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Powell Max Limited and its subsidiaries (the “Company”) as of December 31, 2024 and 2025, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows in each of the years for the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows in each of the years for the three-year period ended December 31, 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.